Employee compensation and benefits - Share-based payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Compensation And Benefits [Abstract]
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	$ 500	$ 534	$ 757
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payments	546	624	791
Restricted share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payments	520	591	748
Savings-related and other share award option plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payments	$ 26	$ 33	$ 43